                                 MORGAN STANLEY
                          EMERGING MARKETS FUND, INC.

---------------------------------------------

DIRECTORS AND OFFICERS

Barton M. Biggs              William G. Morton, Jr.
CHAIRMAN OF THE BOARD        DIRECTOR
OF DIRECTORS                 James W. Grisham
Warren J. Olsen              VICE PRESIDENT
PRESIDENT AND DIRECTOR       Michael F. Klein
Peter J. Chase               VICE PRESIDENT
DIRECTOR                     Harold J. Schaaff, Jr.
John W. Croghan              VICE PRESIDENT
DIRECTOR                     Joseph P. Stadler
David B. Gill                VICE PRESIDENT
DIRECTOR                     Valerie Y. Lewis
Graham E. Jones              SECRETARY
DIRECTOR                     James R. Rooney
John A. Levin                TREASURER
DIRECTOR                     Belinda A. Brady
                             ASSISTANT TREASURER

---------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------
ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------
CUSTODIANS

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank
770 Broadway
New York, New York 10003
--------------------------------------------------------
SHAREHOLDER SERVICING AGENT

Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(617) 575-3120
--------------------------------------------------------
LEGAL COUNSEL

Rogers & Wells
200 Park Avenue
New York, New York 10166
--------------------------------------------------------
INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.

----------------------------------------------------------

                                 MORGAN STANLEY
                                EMERGING MARKETS
                                   FUND, INC.
                                ---------------

                              FIRST QUARTER REPORT
                                 MARCH 31, 1997
                      MORGAN STANLEY ASSET MANAGEMENT INC.
                               INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
--------

For the three months ended March 31, 1997, the Morgan Stanley Emerging Markets Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 11.22% compared with 9.60% for the IFC Global Total Return Composite Index (the "Index"). For the one year ended March 31, 1997, the Fund had a total return, based on net asset value per share, of 15.24% compared with 11.35% for the Index. For the period from commencement of operations on November 1, 1991 through March 31, 1997 the Fund's total return, based on net asset value per share, was 133.45% compared with 78.83% for the Index. On March 31, 1997, the closing price of the Fund's shares on the New York Stock Exchange was $15.75, representing a 9.7% discount to the Fund's net asset value per share.

The Fund's strong outperformance over the quarter was equally attributable to strong country selection and good stock selection. A broad-based rally drove emerging markets in the first three months of this year, as 21 of 27 markets followed by MSCI registered positive returns for the first quarter. Leaders included Russia, up 50.4%, Turkey up 47.4% and Brazil up 21.0%. During the quarter, Thailand continued to disappoint investors, as banking problems and currency issues saw the market trail down 15.2%.

Latin America turned in stellar performance as only one market, Venezuela, was off in the first quarter (-0.8%). Tremendous forward progress on the privatization and market reform front propelled the markets. In telecommunications, the government is resetting tariff levels in order to lay the ground work for eventual privatization and liberalization. The sale of iron ore behemoth CVRD to a strategic partner also proceeded. The significance of these developments should not be underestimated, as we think they demonstrate the seriousness with which the government is moving forward with free market reforms. The Fund benefited from overweight positions in Brazil and Mexico. Telebras and Femsa were outstanding performers for the quarter and are among our top ten holdings.

Similarly, in Emerging Europe, only the Czech Republic saw negative returns, as negative news on the macro-economic front held the market back. Our Russian holdings contributed in excess of 100 basis points to performance for the quarter. Stand-out performers included Lukoil and Surgutneftegaz, both up in excess of 25%.

Asian returns were relatively subdued, ranging from -3.3% in Korea to +9.5% in Taiwan. Scandal continued to rock the Korean market, as Sammi, a large steel company, announced problems in the wake of the Hanbo Steel bankruptcy. The Won was devalued 6.6% versus the U.S. dollar, further buffeting the market. Thailand continued its descent on a dearth of good news. S&P's downgrade of the credit rating of several major Thai banks precipitated another market slide.

On the positive side, Asian monthly trade deficit figures are on the decline as exports of electronics continue to improve. Taiwan was one of the best performing Asian markets as the electronic and construction sectors were bolstered by recovery in earnings and growth prospects. Our underweight in the Malaysian market was a plus, as that market declined 0.1% during the quarter.

India's strong early performance, largely a result of the newly unveiled budget, was halted in March by political upheaval. The Congress Party's Mr. Kesri challenged Prime Minister Deve Gowda's economic reform program and his rule of the coalition of 13 political parties, causing his resignation. Despite the setback, the Fund's Indian holdings did well, led by BHEL and State Bank of India's strong first quarter returns.

Neighboring Pakistan was up 19.0% in the first quarter, driven by the electoral victory of Nawaz Sharif in February. Sharif's election has renewed hopes of forward progress on a much-needed reform program in this market. Compelling valuations and 30% earnings growth rates make this market extremely attractive. We are overweight Pakistan in the Fund.

South Africa's strong return for the quarter resulted from rand appreciation (5.5%) and increasingly positive market sentiment. A declining interest rate outlook and more attractive valuations have attracted portfolio flows, and while the rand is not expected to continue to appreciate, earnings growth prospects and continuation of privatization should sustain the market near-term.

The majority of markets shrugged off the 25 basis point increase in U.S. interest rates shortly after its announcement. Hong Kong and Thailand were hit more severely than most markets by the increase.

We are optimistic about the outlook for the emerging markets for 1997. Foreign direct investment has continued to grow, and the emerging markets continue to make progress on the macro-economic issues confronting them. We do expect to see steady, albeit lower, flows of cash into the emerging markets as the likelihood of a U.S. market correction increases.

We are heartened by the broad-based nature of the rally in these markets, as economic reform takes hold and barriers to progress are removed. The emerging markets are in much better financial shape now than at the end of 1994. While it is unlikely that the emerging markets would continue to rise in the face of a developed market correction, we would fully expect that they rebound faster and farther in the event that such a correction takes place.

Sincerely,

/s/ Warren J. Olsen

Warren J. Olsen
PRESIDENT AND DIRECTOR

/s/ Madhav Dhar

Madhav Dhar
PORTFOLIO MANAGER

/s/ Marianne L. Hay

Marianne L. Hay
PORTFOLIO MANAGER

April 1997

Morgan Stanley Emerging Markets Fund, Inc.
Investment Summary as of March 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HISTORICAL
INFORMATION
                                                                 TOTAL RETURN (%)
                               -------------------------------------------------------------------------------------

                                    MARKET VALUE (1)           NET ASSET VALUE (2)               INDEX (3)
                               --------------------------  ---------------------------  ----------------------------
                                                AVERAGE                     AVERAGE                       AVERAGE
                                CUMULATIVE      ANNUAL      CUMULATIVE       ANNUAL       CUMULATIVE       ANNUAL
                               --------------------------  ---------------------------  ----------------------------
FISCAL YEAR TO DATE                 13.51%            --        11.22%            --           9.60%            --
ONE YEAR                             0.98           0.98%       15.24          15.24%         11.35          11.35%
FIVE YEAR                           65.76+         10.64+       93.44+         14.11+         52.23           8.77
SINCE INCEPTION*                   110.72+         14.75+      133.45+         16.94+         78.83          11.33

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION
A BAR CHART REFLECTING THE DATA BELOW IS REFLECTED HERE.

            YEARS ENDED DECEMBER 31:
                  TOTAL RETURN                      1991*      1992       1993       1994        1995       1996
Net Asset Value Per Share                            $14.71     $16.74     $28.20     $20.30      $14.69     $15.69
Market Value Per Share                               $14.25     $18.13     $31.63     $21.50      $15.50     $13.88
Premium/(Discount)                                    -3.1%       8.3%      12.2%       5.9%        5.5%     -11.5%
Income Dividends                                      $0.04      $0.01          -          -           -      $0.05
Capital Gains Distributions                               -      $0.01      $1.49      $6.50       $1.29      $0.98
Fund Total Return (2)                                 4.61%     13.94%    95.22%+     -5.33%    -16.30%+     13.84%
Index Total Return (3)                                3.25%      0.33%     67.52%     -0.51%     -12.34%      7.84%
Morgan Stanley Emerging Markets Funds, Inc. (2)
IFC Global Total Return Composite Index (3)

            YEARS ENDED DECEMBER 31:               THREE MONTHS ENDED
                  TOTAL RETURN                       MARCH 31, 1997
Net Asset Value Per Share                                        $17.45
Market Value Per Share                                           $15.75
Premium/(Discount)                                                -9.7%
Income Dividends                                                      -
Capital Gains Distributions                                           -
Fund Total Return (2)                                            11.22%
Index Total Return (3)                                            9.60%
Morgan Stanley Emerging Markets Funds, Inc. (2)
IFC Global Total Return Composite Index (3)

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The IFC Global Total Return Composite Index is an unmanaged index of common stocks of developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa, including dividends.

 * The Fund commenced operations on November 1, 1991.
 + This return does not include the effect of the rights issued in connection with the Rights Offering.

Morgan Stanley Emerging Markets Fund, Inc.
Portfolio Summary as of March 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO INVESTMENTS DIVERSIFICATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Equity Securities            96.2%
Short-Term Investments        2.9%
Debt Securities               0.9%

--------------------------------------------------------------------------------
SECTORS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Banking                                    15.1%
Beverages & Tobacco                         7.1%
Chemicals                                   5.9%
Electronic Components & Instruments         2.5%
Energy Equipment & Services                 6.5%
Energy Sources                              3.0%
Food & Household Products                   2.4%
Multi-Industry                              7.7%
Telecommunications                         15.6%
Utilities--Electrical & Gas                10.2%
Other                                      24.0%

--------------------------------------------------------------------------------
COUNTRY WEIGHTINGS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Brazil             14.3%
India              11.1%
Mexico             10.4%
Russia              8.1%
Korea               6.9%
Indonesia           6.4%
Thailand            5.8%
South Africa        5.2%
Hong Kong           4.3%
Taiwan              4.1%
Other              23.4%

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS*

                                     PERCENT OF
                                     NET ASSETS
                                     ----------
 1.  Bharat Heavy Electricals Ltd.       6.5%
 2.  Eletrobras                          4.6
 3.  Telebras                            3.0
 4.  Telmex ADR                          2.7
 5.  SASOL Ltd.                          2.1

                                     PERCENT OF
                                     NET ASSETS
                                     ----------

 6.  FEMSA 'B'                           2.1%
 7.  Asustek Computer Inc.               1.7
 8.  State Bank of India Ltd.            1.5
 9.  Samsung Electronics Co.             1.4
10.  Moscow Energy                       1.4
                                       -----
                                        27.0%
                                       -----
                                       -----

*Excludes short-term securities.

INVESTMENTS (UNAUDITED)
---------

MARCH 31, 1997

                                                                               VALUE
                                                                SHARES         (000)
---------------------------------------------------------
------------
COMMON STOCKS (96.8%)
(Unless otherwise noted)
--------------------------------------------------
----------
ARGENTINA (2.7%)
AUTOMOBILES
  CIADEA                                                             1  U.S.$     --@
                                                                        ------------
BEVERAGES & TOBACCO
  Quilmes ADR                                                   97,340           983
                                                                        ------------
ENERGY SOURCES
  YPF ADR                                                       82,865         2,196
                                                                        ------------
TELECOMMUNICATIONS
  Telecom Argentina ADR                                         64,741         2,978
  Telefonica Argentina ADR                                     155,040         4,554
                                                                        ------------
                                                                               7,532
                                                                        ------------
                                                                              10,711
                                                                        ------------
---------------------------------------------------------
------------
BRAZIL (14.2%)
APPLIANCES & HOUSEHOLD DURABLES
  Lojas Arapua (Preferred) ADR 144A                              7,330           169
  Lojas Arapua (Preferred)                                   9,926,000           234
                                                                        ------------
                                                                                 403
                                                                        ------------
BANKING
  Banco Bradesco (Preferred)                               398,232,363         3,290
  Banco Nacional (Preferred)                                61,598,720             3
  Itaubanco (Preferred)                                      4,658,500         2,410
                                                                        ------------
                                                                               5,703
                                                                        ------------
BEVERAGES & TOBACCO
  Brahma (Preferred)                                         7,904,209         5,153
                                                                        ------------
ENERGY SOURCES
  Petrobras (Preferred)                                     12,121,999         2,409
                                                                        ------------
MERCHANDISING
  Pao de Acucar (Preferred)                                  6,460,000           139
  Pao de Acucar (Preferred) GDR 144A                            56,050         1,202
  Pao de Acucar (Preferred) GDR (Registered)                     2,720            58
                                                                        ------------
                                                                               1,399
                                                                        ------------
TELECOMMUNICATIONS
  CRT (Preferred) 'A'                                        3,118,300         3,621
  Telebras                                                  36,515,000         3,681
  Telebras (Preferred)                                      70,468,183         7,291
  Telebras (Preferred) ADR                                      10,815         1,107
  Telesp                                                     1,970,535           500
  Telesp (Common)                                              905,117           226
                                                                        ------------
                                                                              16,426
                                                                        ------------
TEXTILES & APPAREL
  Coteminas (Preferred)                                      2,188,000           876
                                                                        ------------

                                                                               VALUE
                                                                SHARES         (000)
---------------------------------------------------------
------------
BRAZIL (CONTINUED)
UTILITIES -- ELECTRICAL & GAS
  Celesc (Preferred) 'B' GDR 144A                                5,680  U.S.$    648
  Cemig (Preferred)                                         89,085,867         3,667
  Cemig (Preferred) ADR 144A                                     7,525           312
  Cemig (Preferred) GDS                                          4,550           188
  Eletrobras (Common) ADR                                      132,761         2,755
  Eletrobras (Preferred) 'B' ADR                                24,410           524
  Eletrobras (Common) 'B'                                   23,593,078         9,756
  Eletrobras (Preferred) 'B'                                12,613,138         5,430
  Lightpar                                                   2,591,000           783
                                                                        ------------
                                                                              24,063
                                                                        ------------
                                                                              56,432
                                                                        ------------
---------------------------------------------------------
------------
CHILE (0.5%)
BEVERAGES & TOBACCO
  CCU ADR                                                       41,390           817
                                                                        ------------
MERCHANDISING
  Santa Isabel ADR                                              48,962         1,267
                                                                        ------------
                                                                               2,084
                                                                        ------------
---------------------------------------------------------
------------
CHINA (0.8%)
CHEMICALS
  Shenzhen Yizheng Chemical Fibre Co. Ltd. 'H'               3,838,000           822
                                                                        ------------
ENERGY SOURCES
  Zhenhai Refining & Chemical Co. Ltd. 'H'                   2,129,000           776
                                                                        ------------
PACKAGING & CONTAINER
  China International Marine Container Ltd.                    537,350           682
                                                                        ------------
TRANSPORTATION -- ROAD & RAIL
  Guangshen Railway Co. Ltd.                                 1,134,000           490
  Guangshen Railway Co. Ltd. ADR                                20,000           438
                                                                        ------------
                                                                                 928
                                                                        ------------
                                                                               3,208
                                                                        ------------
---------------------------------------------------------
------------
COLOMBIA (0.3%)
BANKING
  Banco de Colombia                                          3,032,000         1,211
                                                                        ------------
---------------------------------------------------------
------------
EGYPT (1.8%)
BANKING
  Commercial International Bank                                 53,890         1,296
  Egypt American Bank                                            3,789           180
                                                                        ------------
                                                                               1,476
                                                                        ------------
BEVERAGES & TOBACCO
  Eastern Tobacco                                               47,790         1,234
                                                                        ------------
BUILDING MATERIALS & COMPONENTS
  Ameriyah Cement Co.                                           35,900           888
  Helwan Portland Cement                                        34,500           775
  Torah Portland Cement Co.                                     37,150         1,045
                                                                        ------------
                                                                               2,708
                                                                        ------------
CHEMICALS
  Egyptian Finance & Industrial                                 14,850           905
                                                                        ------------

                                                                               VALUE
                                                                SHARES         (000)
---------------------------------------------------------
------------
EGYPT (CONTINUED)
FOOD & HOUSEHOLD PRODUCTS
  North Cairo Flour Mills                                        7,910  U.S.$    431
                                                                        ------------
REAL ESTATE
  Madinet Nasr Housing & Development                             3,500           482
                                                                        ------------
                                                                               7,236
                                                                        ------------
---------------------------------------------------------
------------
HONG KONG (4.3%)
BANKING
  Hang Seng Bank Ltd.                                           77,000           795
                                                                        ------------
MULTI-INDUSTRY
  China EB-IHD Holdings Ltd.                                 1,239,000           935
  China Resources Enterprise Ltd.                            1,305,000         2,813
  Hutchison Whampoa Ltd.                                       278,000         2,090
  Shanghai Industrial Holdings Ltd.                            576,000         2,527
                                                                        ------------
                                                                               8,365
                                                                        ------------
REAL ESTATE
  Cheung Kong (Holdings) Ltd.                                  214,000         1,885
  China Resources Beijing Land                               2,697,000         1,688
  Lai Sun Development Co. Ltd.                                 375,000           436
  Lai Sun Hotels International (Warrants), expiring
    4/30/99                                                    128,313            --@
  New World Development Co. Ltd.                               382,000         2,061
  Sun Hung Kai Properties Ltd.                                 173,100         1,832
                                                                        ------------
                                                                               7,902
                                                                        ------------
                                                                              17,062
                                                                        ------------
---------------------------------------------------------
------------
HUNGARY (0.5%)
CHEMICALS
  BorsodChem Rt. GDR                                             5,500           202
  Pannonplast Rt.                                                5,835           259
  Tiszai Vegyi Kombinat Rt.                                     34,500           426
                                                                        ------------
                                                                                 887
                                                                        ------------
HEALTH & PERSONAL CARE
  Richter Gedeon Rt.                                             7,400           478
  Richter Gedeon Rt. GDR                                         3,100           191
                                                                        ------------
                                                                                 669
                                                                        ------------
ENERGY SOURCES
  MOL Magyar Olaj-es Gazipari Rt.                               36,100           621
                                                                        ------------
                                                                               2,177
                                                                        ------------
---------------------------------------------------------
------------
INDIA (10.5%)
AUTOMOBILES
  Apollo Tyres Ltd.                                             34,375           103
  Hero Honda Ltd.                                              188,829         1,579
  MRF Ltd.                                                       3,000           258
  Tata Engineering & Locomotive Ltd.                             5,395            51
                                                                        ------------
                                                                               1,991
                                                                        ------------
BANKING
  State Bank of India Ltd.                                     798,700         6,076
                                                                        ------------
BEVERAGES & TOBACCO
  ITC Ltd.                                                      10,918           109
                                                                        ------------
BUILDING MATERIALS & COMPONENTS
  Associated Cement Co. Ltd.                                     5,967           220
                                                                        ------------
                                                                               VALUE
                                                                SHARES         (000)
---------------------------------------------------------
------------
INDIA (CONTINUED)
CHEMICALS
  Indian Petro Chemical Corp. Ltd.                               6,110  U.S.$     24
  Reliance Industries Ltd.                                         852             6
                                                                        ------------
                                                                                  30
                                                                        ------------
HEALTH & PERSONAL CARE
  E. Merck (India) Ltd.                                         45,983           223
                                                                        ------------
ELECTRONIC COMPONENTS & INSTRUMENTS
  Modi Xerox Ltd.                                               59,550           191
                                                                        ------------
ENERGY EQUIPMENT & SERVICES
  Bharat Heavy Electricals Ltd.                              3,125,000        25,750
                                                                        ------------
FINANCIAL SERVICES
  Housing Development Finance Corp. Ltd.                        49,220         3,775
                                                                        ------------
MISCELLANEOUS MATERIALS & COMMODITIES
  Essel Packaging Ltd.                                          35,650            94
                                                                        ------------
MULTI-INDUSTRY
  *Morgan Stanley Growth Fund                                6,881,800         1,152
                                                                        ------------
RECREATION, OTHER CONSUMER GOODS
  Tube Investments of India Ltd.                               149,500           214
                                                                        ------------
TEXTILES & APPAREL
  Raymond Ltd.                                                   1,242             3
  Raymond Ltd. -- New                                           40,575            82
                                                                        ------------
                                                                                  85
                                                                        ------------
TRANSPORTATION -- ROAD & RAIL
  Container Corp. of India Ltd.                                147,500         1,769
                                                                        ------------
TRANSPORTATION -- SHIPPING
  Great Eastern Shipping Co.                                       800             1
                                                                        ------------
UTILITIES -- ELECTRICAL & GAS
  Tata Power Co. Ltd.                                              100            --@
                                                                        ------------
                                                                              41,680
                                                                        ------------
---------------------------------------------------------
------------
INDONESIA (5.9%)
AUTOMOBILES
  Astra International (Foreign)                              1,184,500         3,848
                                                                        ------------
BANKING
  Bank International Indonesia (Foreign)                     3,705,003         2,816
  Bank International Indonesia (Foreign) (Warrants),
    expiring 1/17/00                                           329,334           117
  Bank Negara Indonesia (Foreign)                            5,428,000         3,108
                                                                        ------------
                                                                               6,041
                                                                        ------------
BEVERAGES & TOBACCO
  Gudang Garam (Foreign)                                       774,500         3,379
  HM Sampoerna (Foreign)                                       839,000         3,931
                                                                        ------------
                                                                               7,310
                                                                        ------------
CHEMICALS
  Sorini Corp. (Foreign)                                       778,500           365
                                                                        ------------
FOOD & HOUSEHOLD PRODUCTS
  Indofood Sukses Makmur (Foreign)                             462,000         1,020
                                                                        ------------
FOREST PRODUCTS & PAPER
  Indah Kiat Pulp & Paper (Foreign)                          1,338,421           989
                                                                        ------------

                                                                               VALUE
                                                                SHARES         (000)
---------------------------------------------------------
------------
INDONESIA (CONTINUED)
MERCHANDISING
  Matahari Putra Prima (Foreign)                               929,500  U.S.$  1,355
                                                                        ------------
MULTI-INDUSTRY
  Bimantara Citra (Foreign)                                  1,214,000         1,567
                                                                        ------------
TELECOMMUNICATIONS
  Telekomunikasi (Foreign)                                     759,500         1,162
                                                                        ------------
                                                                              23,657
                                                                        ------------
---------------------------------------------------------
------------
ISRAEL (2.5%)
AEROSPACE & MILITARY TECHNOLOGY
  Elbit Systems Ltd                                            126,365         1,007
                                                                        ------------
BANKING
  Bank Hapoalim Ltd.                                           162,500           320
  First International Bank of Israel '5'                         2,064         1,361
                                                                        ------------
                                                                               1,681
                                                                        ------------
ELECTRICAL & ELECTRONICS
  Scitex Ltd.                                                   55,467           471
                                                                        ------------
FOOD & HOUSEHOLD PRODUCTS
  Blue Square-Israel Ltd. ADR                                   87,700         1,557
  Osem Investment Ltd.                                          94,176           524
  Super Sol Ltd.                                               963,400         2,768
                                                                        ------------
                                                                               4,849
                                                                        ------------
MULTI-INDUSTRY
  Koor Industries Ltd.                                          10,850           999
  Pec Israel Economic Corp.                                     43,870           828
                                                                        ------------
                                                                               1,827
                                                                        ------------
                                                                               9,835
                                                                        ------------
---------------------------------------------------------
------------
KOREA (6.9%)
APPLIANCES & HOUSEHOLD DURABLES
  Samsung Electronics Co. (Foreign)                             54,941         4,337
  Samsung Electronics Co. GDR. -- New                           28,170         1,289
                                                                        ------------
                                                                               5,626
                                                                        ------------
BANKING
  Cho Hung Bank Co. Ltd (Foreign)                               43,900           230
  Cho Hung Bank Co. Ltd. GDR (Foreign)                         107,100           581
  Housing & Commercial Bank, Korea                              97,380         1,730
  Kookmin Bank                                                   3,300            58
  Kookmin Bank GDR                                              81,300         1,439
  Korea Exchange Bank                                           76,700           484
  Shinhan Bank Co. Ltd. (Foreign)                               95,350         1,367
                                                                        ------------
                                                                               5,889
                                                                        ------------
BEVERAGES & TOBACCO
  Chosun Brewery Co. Ltd. (Foreign)                              8,410           230
                                                                        ------------
CHEMICALS
  Hanwha Chemical Corp.                                        382,220         4,149
                                                                        ------------
CONSTRUCTION & HOUSING
  Hyundai Engineering (Foreign)                                 75,700         1,564
  Hyundai Engineering (Foreign) RFD                              1,514            31
                                                                        ------------
                                                                               1,595
                                                                        ------------
                                                                               VALUE
                                                                SHARES         (000)
---------------------------------------------------------
------------
KOREA (CONTINUED)
ENERGY SOURCES
  Ssangyong Oil Refining Co. Ltd.                               30,630  U.S.$    554
                                                                        ------------
METALS -- STEEL
  Pohang Iron & Steel Ltd. (Foreign)                             7,870           504
  Pohang Iron & Steel Ltd. ADR                                  29,430           699
                                                                        ------------
                                                                               1,203
                                                                        ------------
TELECOMMUNICATIONS
  Korea Mobile Telecom (Foreign) RFD                                47            44
  Korea Mobile Telecom ADR                                     135,786         1,392
  LG Information & Communication Ltd.                           43,500         4,395
                                                                        ------------
                                                                               5,831
                                                                        ------------
UTILITIES -- ELECTRICAL & GAS
  Korea Electric Power Corp. (Foreign)                          87,420         2,538
                                                                        ------------
                                                                              27,615
                                                                        ------------
---------------------------------------------------------
------------
MALAYSIA (1.8%)
BANKING
  Commerce Asset Holding Bhd                                   254,000         1,783
                                                                        ------------
FINANCIAL SERVICES
  Rashid Hussain Bhd                                           121,000           952
                                                                        ------------
LEISURE & TOURISM
  Genting Bhd                                                  267,400         1,813
  Resorts World Bhd                                            383,000         1,638
                                                                        ------------
                                                                               3,451
                                                                        ------------
MACHINERY & ENGINEERING
  United Engineers (Malaysia) Bhd                              104,000           907
                                                                        ------------
                                                                               7,093
                                                                        ------------
---------------------------------------------------------
------------
MAURITIUS (0.6%)
BANKING
  State Bank of Mauritius                                    4,300,000         2,462
                                                                        ------------
---------------------------------------------------------
------------
MEXICO (10.4%)
BANKING
  Banacci 'B'                                                  578,272         1,322
  Banacci 'L'                                                  805,847         1,634
  Bancomer 'B'                                                 914,690           325
  Bancomer 'B' ADR 144A                                        326,778         2,369
                                                                        ------------
                                                                               5,650
                                                                        ------------
BEVERAGES & TOBACCO
  FEMSA 'B'                                                  1,857,825         8,232
                                                                        ------------
BROADCASTING & PUBLISHING
  Televisa CPO ADR                                             191,353         4,760
                                                                        ------------
BUILDING MATERIALS & COMPONENTS
  Apasco                                                       168,638         1,145
  Cemex                                                         37,960           153
  Cemex CPO                                                    717,205         2,629
  Cemex CPO ADR                                                166,319         1,254
                                                                        ------------
                                                                               5,181
                                                                        ------------
CONSTRUCTION & HOUSING
  ICA ADR                                                       38,254           607
                                                                        ------------

                                                                               VALUE
                                                                SHARES         (000)
---------------------------------------------------------
------------
MEXICO (CONTINUED)
FOOD & HOUSEHOLD PRODUCTS
  Gruma 'B'                                                    145,834  U.S.$    719
  Gruma ADR (Registered)                                        13,520           265
  Maseca 'B'                                                   280,405           291
                                                                        ------------
                                                                               1,275
                                                                        ------------
MERCHANDISING
  Cifra 'A'                                                     36,785            50
  Cifra 'C'                                                    300,754           422
                                                                        ------------
                                                                                 472
                                                                        ------------
MULTI-INDUSTRY
  Carso ADR                                                    100,870         1,208
  Carso 'A1'                                                   291,580         1,712
  Desc ADR                                                      54,910         1,441
  Sidek 'A'                                                      1,000            --@
                                                                        ------------
                                                                               4,361
                                                                        ------------
TELECOMMUNICATIONS
  Telmex ADR                                                   281,600        10,842
                                                                        ------------
                                                                              41,380
                                                                        ------------
---------------------------------------------------------
------------
PAKISTAN (2.5%)
CHEMICALS
  Fauji Fertilizer Co. Ltd.                                  1,628,700         3,190
                                                                        ------------
ENERGY SOURCES
  Pakistan State Oil Co. Ltd.                                  206,700         1,444
                                                                        ------------
TELECOMMUNICATIONS
  Pakistan Telecommunications                                5,407,000         3,879
  Pakistan Telecommunications GDR                                7,650           574
                                                                        ------------
                                                                               4,453
                                                                        ------------
TEXTILES & APPAREL
  Nishat Mills Ltd.                                            471,926           300
                                                                        ------------
UTILITIES -- ELECTRICAL & GAS
  Karachi Electric Supply Corp.                                554,400           225
  Sui Northern Gas Co.                                         687,700           515
                                                                        ------------
                                                                                 740
                                                                        ------------
                                                                              10,127
                                                                        ------------
---------------------------------------------------------
------------
PERU (0.3%)
TELECOMMUNICATIONS
  Telefonica Peru ADR                                           56,480         1,257
                                                                        ------------
---------------------------------------------------------
------------
POLAND (2.0%)
BANKING
  Bank Rozwoju Eksportu                                         22,750           681
  Bank Slaski                                                    6,900           651
                                                                        ------------
                                                                               1,332
                                                                        ------------
CHEMICALS
  Eastbridge                                                    33,600         2,259
  Polifarb Wroclaw                                             125,000           659
                                                                        ------------
                                                                               2,918
                                                                        ------------
CONSTRUCTION & HOUSING
  Exbud                                                         33,550           447
  Mostostal Exports                                             50,000           152
                                                                        ------------
                                                                                 599
                                                                        ------------
                                                                               VALUE
                                                                SHARES         (000)
---------------------------------------------------------
------------
POLAND (CONTINUED)
FOOD & HOUSEHOLD PRODUCTS
  Agros Holding 'C'                                             29,000  U.S.$    731
  Agros Holdings (Rights)                                       29,000            14
                                                                        ------------
                                                                                 745
                                                                        ------------
INDUSTRIAL COMPONENTS
  Debica                                                        32,862           871
                                                                        ------------
MULTI-INDUSTRY
  International UNP Holdings Ltd.                            2,280,000           330
                                                                        ------------
WHOLESALE & INTERNATIONAL TRADE
  Elektrim                                                     148,500         1,304
                                                                        ------------
                                                                               8,099
                                                                        ------------
---------------------------------------------------------
------------
RUSSIA (7.9%)
BROADCASTING & PUBLISHING
  Storyfirst Communications, Inc. 'C' (Preferred)                  270           180
  Storyfirst Communications, Inc. 'D' (Preferred)                  720           540
  Storyfirst Communications, Inc. 'E' (Preferred)                  780           780
  Storyfirst Communications, Inc. 'F' (Preferred)                  139           348
                                                                        ------------
                                                                               1,848
                                                                        ------------
ENERGY SOURCES
  Lukoil Holdings                                              180,900         2,562
  Lukoil Holdings ADR                                           27,065         1,502
                                                                        ------------
                                                                               4,064
                                                                        ------------
FOREST PRODUCTS & PAPER
  Alliance Cellulose 'B'                                       156,075         1,049
                                                                        ------------
MERCHANDISING
  TSUM                                                       2,880,000         1,944
                                                                        ------------
TELECOMMUNICATIONS
  Global Tele-Systems Ltd.                                     214,285         4,286
  Rostelecom                                                   807,100         3,148
  Russian Telecom Development Corp.                            176,000         1,760
                                                                        ------------
                                                                               9,194
                                                                        ------------
UTILITIES -- ELECTRICAL & GAS
  Edinaya Energetiches                                          62,500            12
  Irkutskenergo                                              9,860,000         2,534
  Moscow Energy                                              4,225,000         5,535
  Unified Energy System                                     26,822,500         5,142
                                                                        ------------
                                                                              13,223
                                                                        ------------
                                                                              31,322
                                                                        ------------
---------------------------------------------------------
------------
SINGAPORE (0.4%)
FOOD & HOUSEHOLD PRODUCTS
  Want Want Holdings                                           492,000         1,412
                                                                        ------------
---------------------------------------------------------
------------
SOUTH AFRICA (5.2%)
APPLIANCES & HOUSEHOLD DURABLES
  Ellerine Holdings Ltd.                                       149,700           881
                                                                        ------------
BANKING
  First National Bank Holdings Ltd.                            110,100           683
                                                                        ------------
BUSINESS & PUBLIC SERVICE
  Persetel Holdings Ltd. -- New                                265,000         1,655
                                                                        ------------

                                                                               VALUE
                                                                SHARES         (000)
---------------------------------------------------------
------------
SOUTH AFRICA (CONTINUED)
CHEMICALS
  SASOL Ltd.                                                   800,000  U.S.$  8,553
                                                                        ------------
ELECTRICAL & ELECTRONICS
  Reunert Ltd.                                                  27,200            96
                                                                        ------------
FINANCIAL SERVICES
  Amalgamated Banks of South Africa                             30,000           190
                                                                        ------------
MISCELLANEOUS MATERIALS & COMMODITIES
  De Beers Centenary AG                                         10,000           364
                                                                        ------------
MULTI-INDUSTRY
  Barlow Ltd.                                                  186,700         2,072
  Bidvest Group Ltd.                                           101,250           624
  Bidvest Group Ltd. (Rights)                                    4,860            --@
  Gencor Ltd.                                                  427,100         1,981
  *Morgan Stanley Africa Investment Fund                       141,445         2,369
  Rembrandt Group Ltd.                                          97,800         1,046
                                                                        ------------
                                                                               8,092
                                                                        ------------
                                                                              20,514
                                                                        ------------
---------------------------------------------------------
------------
TAIWAN (3.9%)
CHEMICALS
  Formosa Plastics Corp.                                       401,000         1,012
                                                                        ------------
ELECTRONIC COMPONENTS & INSTRUMENTS
  Acer, Inc.                                                   653,000         1,648
  Asustek Computer Inc.                                        306,000         6,922
  Siliconware Precision Industries Co.                         370,000         1,189
                                                                        ------------
                                                                               9,759
                                                                        ------------
INSURANCE
  Cathay Life Insurance Co. Ltd.                               183,400         1,092
                                                                        ------------
METALS -- STEEL
  China Steel Corp.                                          1,056,775         1,013
                                                                        ------------
TEXTILES & APPAREL
  Far East Textile                                           1,687,000         2,518
                                                                        ------------
                                                                              15,394
                                                                        ------------
---------------------------------------------------------
------------
THAILAND (5.8%)
BANKING
  Bangkok Bank Ltd. (Foreign)                                  496,800         4,824
  Siam Commercial Bank Co. Ltd. (Foreign)                      585,600         3,429
  Thai Farmers Bank Ltd. (Foreign)                             790,360         5,146
  Thai Farmers Bank (Warrants), expiring 9/15/02               259,720           188
  Thai Farmers Bank (Warrants), expiring 9/30/99               200,000            96
                                                                        ------------
                                                                              13,683
                                                                        ------------
CHEMICALS
  National Petrochemical Ltd. (Foreign)                        296,000           302
                                                                        ------------
                                                                               VALUE
                                                                SHARES         (000)
---------------------------------------------------------
------------
THAILAND (CONTINUED)
ELECTRICAL & ELECTRONICS
  Shinawatra Computer Co. Ltd. (Foreign)                       326,200  U.S.$  2,740
                                                                        ------------
FINANCIAL SERVICES
  Finance One Co. Ltd. (Foreign)                               626,000           573
  National Finance & Securities Co. Ltd. (Foreign)             297,300           391
                                                                        ------------
                                                                                 964
                                                                        ------------
TELECOMMUNICATIONS
  Advanced Information Services Co. Ltd. (Foreign)             401,200         3,432
  United Communications Industry Ltd.                          319,700         2,069
                                                                        ------------
                                                                               5,501
                                                                        ------------
                                                                              23,190
                                                                        ------------
---------------------------------------------------------
------------
TURKEY (4.0%)
APPLIANCES & HOUSEHOLD DURABLES
  Aksa Arcelik                                                  40,000             5
                                                                        ------------
BANKING
  Turkiye Garanti Bankasi                                   23,710,000         1,616
  Yapi Ve Kredi Bankasi                                     89,045,000         3,976
                                                                        ------------
                                                                               5,592
                                                                        ------------
BEVERAGES & TOBACCO
  Efes Sinai Yatirim                                        30,236,087           947
  Ege Biracilik Ve Malt Sanayii                             12,231,000         3,114
                                                                        ------------
                                                                               4,061
                                                                        ------------
BROADCASTING & PUBLISHING
  Sabah Yayincilik AS                                       30,998,000           461
                                                                        ------------
MERCHANDISING
  Migros Turk TAS                                            1,585,000         1,645
                                                                        ------------
METALS -- STEEL
  Eregli Demir Ve Celik Fabrikalari TAS                     24,694,000         3,337
                                                                        ------------
TEXTILES & APPAREL
  Aksa Akrilik Kimya Sanayii AS -- New                       2,293,153           368
  Bossa Ticaret Sanayii Isletme                              4,315,000           372
                                                                        ------------
                                                                                 740
                                                                        ------------
                                                                              15,841
                                                                        ------------
---------------------------------------------------------
------------
ZIMBABWE (1.1%)
MULTI-INDUSTRY
  Delta Corp.                                                  456,000           709
  Trans Zambezi Industries Ltd.                              4,000,000         3,600
                                                                        ------------
                                                                               4,309
                                                                        ------------
---------------------------------------------------------
------------
TOTAL COMMON STOCKS
  (Cost U.S. $340,669)                                                       385,308
                                                                        ------------

                                                                  FACE
                                                                AMOUNT         VALUE
                                                                 (000)         (000)
---------------------------------------------------------
------------
DEBT INSTRUMENTS (0.9%)
---------------------------------------------------------
------------
BULGARIA (0.4%)
FOREIGN GOVERNMENT BOND
  +Republic of Bulgaria Discount Bond 'A' Euro 6.5625%,
    7/28/24                                              U.S.$   1,200  U.S.$    713
  Republic of Bulgaria Front Loaded Interest Reduction
    Bond 'A' 2.25%, 7/28/12                                      1,750           737
                                                                        ------------
                                                                               1,450
                                                                        ------------
---------------------------------------------------------
------------
INDIA (0.3%)
CHEMICALS
  Supreme Petrochem Ltd. 2.25%, 4/22/02                   INR   57,920           183
                                                                        ------------
METALS -- STEEL
  Shri Ishar Alloy Steels Ltd. 2.85%, 4/21/01                   58,100           214
                                                                        ------------
MULTI-INDUSTRY
  +DCM Shriram Industries Ltd. 9.90%, 2/21/02                   33,500           460
  DCM Shriram Industries Ltd. (Convertible) 7.50%,
    2/21/02                                                     33,000           355
                                                                        ------------
                                                                                 815
                                                                        ------------
                                                                               1,212
                                                                        ------------
---------------------------------------------------------
------------
POLAND (0.0%)
BRADY BOND
  Polish People's Republic Past Due Interest Bond
    3.75%, 10/27/14                                      U.S.$      28            22
                                                                        ------------
---------------------------------------------------------
------------
RUSSIA (0.2%)
BROADCASTING & PUBLISHING
  Storyfirst Communications, Inc., First Section,
    Tranche 1 (Convertible) 25.00%, 4/30/97                        526           624
  Storyfirst Communications, Inc., Second Section,
    Tranche II (Convertible) 26.00%, 4/30/97                       137           163
  Storyfirst Communications, Inc., Tranche IV
    (Convertible) 28.00%, 4/30/97                                  207           246
                                                                        ------------
                                                                               1,033
                                                                        ------------
---------------------------------------------------------
------------
TOTAL DEBT INSTRUMENTS
  (Cost U.S. $4,089)                                                           3,717
                                                                        ------------
---------------------------------------------------------
------------
SHORT-TERM INVESTMENT (1.4%)
REPURCHASE AGREEMENT
  Chase Securities Inc., 6.00%, dated 3/31/97, due
    4/1/97, to be repurchased at U.S. $5,522,
    collateralized by United States Treasury Bonds,
    11.25%, due 2/15/15, valued at U.S. $5,641
    (Cost U.S. $5,521)                                           5,521         5,521
                                                                        ------------

                                                                AMOUNT         VALUE
                                                                 (000)         (000)
---------------------------------------------------------
------------
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (1.5%)
Argentine Peso                                           ARP         6  U.S.$      6
Brazilian Real                                           BRL       396           373
Colombian Peso                                           COP     2,284             2
Egyptian Pound                                           EGP       244            72
Greek Drachma                                            GRD         1            --@
Hong Kong Dollar                                         HKD       660            85
Indian Rupee                                             INR    53,902         1,503
Indonesian Rupiah                                        IDR 4,072,437         1,696
South Korean Won                                         KRW   142,323           159
Mexican Peso                                             MXP        97            12
Pakistani Rupee                                          PKR        26             1
Peruvian New Sol                                         PSS         4             1
Philippine Peso                                          PHP       705            27
Polish Zloty                                             PLZ       435           141
Portuguese Escudo                                        PTE         1            --@
South African Rand                                       ZAR     1,378           312
Taiwan Dollar                                            TWD    23,162           841
Thai Baht                                                THB     2,544            98
Zimbabwe Dollar                                          ZWD     7,865           699
                                                                        ------------
  (Cost U.S. $6,037)                                                           6,028
                                                                        ------------
---------------------------------------------------------
------------
TOTAL INVESTMENTS (100.6%)
  (Cost U.S. $356,316)                                                       400,574
                                                                        ------------
---------------------------------------------------------
------------
OTHER ASSETS AND LIABILITIES (-0.6%)
Other Assets                                             U.S.$  14,233
Liabilities                                                    (16,624)       (2,391)
                                                         -------------  ------------
---------------------------------------------------------
------------
NET ASSETS (100%)
  Applicable to 22,824,344 issued and outstanding U.S.
    $0.01 par value shares (100,000,000 shares
    authorized)                                                         U.S.$398,183
                                                                        ------------
                                                                        ------------
---------------------------------------------------------
------------
NET ASSET VALUE PER SHARE                                               U.S.$  17.45
                                                                        ------------
                                                                        ------------

---------------------------------------------------------
------------

  + --   Variable/floating rate security -- rate disclosed is as of March 31,
         1997.
  @ --   Value is less than U.S. $500.
  * --   Advised by an affiliate.
ADR --   American Depositary Receipt
GDR --   Global Depositary Receipt
GDS --   Global Depositary Shares
RFD --   Ranked for Dividend
NOTE:    Prior governmental approval for foreign investments may be required under certain circumstances in some emerging markets, and foreign ownership limitations may also be imposed by the charters of individual companies in such markets. As a result, an additional class of shares designated as "foreign" may be created and offered for investment. The "local" and "foreign" shares' market values may vary.

                                       11